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           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
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BBH Broad Market Fixed Income Fund BBH Inflation-Indexed Fund BBH Tax-Efficient
Equity Fund (portfolios of BBH Fund, Inc.)


Supplement to Prospectuses and Statement of Additional Information dated February 28, 2006


Effective September 1, 2006, the BBH Broad Market Fixed Income Fund, BBH Inflation-Indexed Fund and BBH Tax-Efficient Equity Fund (collectively, the "Funds") have changed their names. In your Prospectuses and Statement of Additional Information, please delete all references to the "Funds" and replace them with the following:

Old Fund Name                             New Fund Name
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BBH Broad Market Fixed Income Fund       BBH Broad Market Fund
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BBH Inflation-Indexed Fund               BBH Real Return Fund
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BBH Tax-Efficient Equity Fund            BBH Core Select
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Additionally, effective September 1, 2006, please delete the last paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" of your prospectuses.




                                                                   June 30, 2006
Investment Company Act File No. 811-06139
Cusip 05528X  851
Cusip 05528X  802
Cusip 05528X  877
Cusip 05528X  885
Cusip 05528X  703
Cusip 05528X  604
35141 (7/06)
Edgewood Services, Inc., Distributor of the Funds